Financial Instruments by Category - Schedule of Carrying Amounts of Financial Instruments by Category (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets at amortized cost
Cash and cash equivalents	₩ 184,082	₩ 169,877	₩ 99,105	₩ 110,632
Short-term financial instruments	277,215	167,000
Accounts receivable, net	71,213	77,257
Other current financial assets	4,439	3,370
Other non-current financial assets	1,824	2,176
Total	538,780	419,692
Financial liabilities at amortized cost
Accounts payable	61,778	73,549
Long-term accounts payable	677	374
Financial liabilities at amortized cost
Financial liabilities at amortized cost
Accounts payable	57,615	70,170
Long-term accounts payable	677	374
Accrued expenses	395	429
Other current liabilities	4,225	2,906
Other non-current liabilities	2,337	3,057
Total	65,249	76,936
Financial assets at amortized cost
Financial assets at amortized cost
Cash and cash equivalents	184,082	169,877
Short-term financial instruments	277,215	167,000
Accounts receivable, net	71,213	77,257
Other receivables, net	7	12
Other current financial assets	4,439	3,370
Other non-current financial assets	1,824	1,676
Financial assets at fair value through profit or loss
Financial assets at amortized cost
Other non-current financial assets	₩ 0	₩ 500